Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net income		$ 35.1	$ 31.7	$ 18.2	$ 46.1
Adjustments to reconcile net income to net cash provided by operating activities:
Non-cash compensation expense related to share based employee and directors' compensation		2.6	1.8	6.0	3.6
Depreciation of non-current assets		36.7	31.9	72.6	63.7
Amortization of deferred mobilization and contract preparation costs		14.5	17.1	24.7	31.8
Amortization of deferred mobilization, demobilization and other revenue		(14.3)	(42.5)	(22.1)	(68.7)
Gain on disposal of assets		0.0	(0.2)	(0.4)	(0.4)
Amortization of debt discount		1.7	1.7	3.4	3.4
Amortization of debt premium		(0.7)	(0.2)	(1.4)	(0.3)
Amortization of deferred finance charges		3.2	2.8	6.4	5.5
Bank commitment, guarantee and other fees		0.2	0.0	4.4	0.0
Change in fair value of financial instruments		0.0	(0.3)	0.0	(0.3)
Loss / (income) from equity method investments		0.2	2.5	2.0	(2.9)
Deferred income tax		(5.5)	1.3	(6.0)	4.4
Change in assets and liabilities:
Amounts due from related parties		0.9	13.9	75.3	10.7
Accrued expenses		5.0	(2.7)	3.2	(12.0)
Accrued interest		(45.3)	(37.3)	2.5	(2.2)
Other current and non-current assets		(60.7)	(28.6)	(42.2)	(80.6)
Other current and non-current liabilities		32.7	23.1	(1.6)	38.1
Net cash provided by operating activities		6.3	16.0	145.0	39.9
Cash flows from investing activities
Purchase of property, plant and equipment		0.0	(0.2)	(0.1)	(0.4)
Additions to newbuildings		0.0	(6.4)	0.0	(9.7)
Additions to jack-up drilling rigs		(13.4)	(6.8)	(38.4)	(22.0)
Net cash used in investing activities		(13.4)	(13.4)	(38.5)	(32.1)
Cash flows from financing activities
Repayments of debt	[1]	(70.7)	(67.2)	(70.7)	(77.8)
Cash dividends paid		0.0	(23.9)	(4.7)	(47.7)
Debt proceeds, gross of premium / (net of discount) and issuance costs		0.0	0.0	0.0	208.3
Purchase of treasury shares		0.0	0.0	(0.2)	0.0
Proceeds from exercise of share options		0.0	0.0	0.0	1.3
Net cash (used in) / provided by financing activities		(70.7)	(91.1)	(75.6)	84.1
Net (decrease) / increase in cash, cash equivalents and restricted cash		(77.8)	(88.5)	30.9	91.9
Cash, cash equivalents and restricted cash at the beginning of the period		171.2	283.0	62.5	102.6
Cash, cash equivalents and restricted cash at the end of the period		93.4	194.5	93.4	194.5
Supplementary disclosure of cash flow information
Interest paid		(98.3)	(85.0)	(104.4)	(91.3)
Income taxes paid		(20.8)	(17.2)	(37.7)	(30.0)
Non-cash offset of other current and non-current assets and jack-up rigs		(8.5)	0.0	(9.1)	0.0
Cash and cash equivalents		92.4		92.4
Restricted cash		1.0		1.0
Total cash and cash equivalents and restricted cash		$ 93.4	$ 194.5	$ 93.4	$ 194.5

[1]	Included in repayment of debt is the redemption premium on our Senior Secured Notes due in 2028 and 2030